EQUITY - Restricted net assets (Details) ¥ in Millions		12 Months Ended
	Jul. 25, 2019 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
EQUITY
Statutory reserve		$ 898,133	$ 898,133
Retained earnings		5,257,627	$ 28,996,464
Beijing Baosheng
EQUITY
Litigation contractual disputes | ¥	¥ 47.7
Percentage of equity interest frozen	100.00%
Horgos Baosheng
EQUITY
Retained earnings		$ 33,718,654
Percentage of equity interest frozen		100.00%	100.00%
Kashi Baosheng
EQUITY
Retained earnings			$ 63,209,808